INVESTMENTS IN ASSOCIATED COMPANIES (Narrative) (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Aug. 27, 2021
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)		49.90%	49.90%	49.90%
Financial guarantee [Member]
Schedule of Equity Method Investments [Line Items]
Amount guaranteed by Ship Finance					$ 83,000,000
Seadrill | Financial guarantee [Member]
Schedule of Equity Method Investments [Line Items]
Accounts payable					3,000,000
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Proceeds from dividends received		$ 1,500,000	$ 700,000	$ 2,200,000
SFL Hercules Ltd. (“SFL Hercules”)
Schedule of Equity Method Investments [Line Items]
Proceeds from dividends received			$ 0	$ 0
SFL Hercules Ltd. (“SFL Hercules”) | Financial guarantee [Member]
Schedule of Equity Method Investments [Line Items]
Cash contribution					$ 5,000,000
West Hercules
Schedule of Equity Method Investments [Line Items]
Bareboat charter revenues, per day	$ 64,700
Bareboat charter revenues, per day, after emergence date	60,000
Bareboat charter revenues, per day, other scenarios	$ 40,000